NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE

16.          NET LOSS PER SHARE

The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2013	2014	2015
Numerator:
Net loss attributable to Wowo Limited	$(32,172,344)	$(43,856,347)	$(93,570,188)
-Continuing operations	(73,089)	(4,323,249)	(104,646,123)
-Discontinued operations	(32,099,255)	(39,533,098)	11,075,935
Accretion for Series A-1 Preferred Shares	(1,199,007)	(1,445,125)	(442,409)
Accretion for Series A-2 Preferred Shares	(34,336,421)	(36,947,001)	(1,202,748)
Accretion for Series B Preferred Shares	(2,106,420)	(2,422,383)	(720,194)
Net loss attributable to ordinary shareholders for computing basic net loss per ordinary shares	(69,814,192)	(84,670,856)	(95,935,539)
-Continuing operations	(158,604)	(8,346,641)	(104,646,123)
-Discontinued operations	(69,655,588)	(76,324,215)	8,710,584
Accretion for Series A-1 Preferred Shares	1,199,007	1,445,125	442,409
Net income attributable to Series A-1 P referred Shareholders for computing basic net income per Series A-1 Preferred Shares	1,199,007	1,445,125	442,409
Accretion for Series A-2 Preferred Shares	34,336,421	36,947,001	1,202,748
Net income attributable to Series A-2 P referred Shareholders for computing basic net income per Series A-2 Preferred Shares	34,336,421	36,947,001	1,202,748
Accretion for Series B Preferred Shares	2,106,420	2,422,383	720,194
Net income attributable to Series B P referred Shareholders for computing basic net income per Series B Preferred Shares	2,106,420	2,422,383	720,194
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary shares	303,886,640	303,886,640	1,001,754,524
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	303,886,640	303,886,640	1,001,754,524
Weighted average shares outstanding used in computing basic net income per Series A-1 Preferred Shares	12,202,988	12,202,988	3,242,986
Weighted average shares outstanding used in computing basic net income per Series A-2 Preferred Shares	122,029,877	122,029,877	32,429,858
Weighted average shares outstanding used in computing basic net income per Series B Preferred Shares	30,507,471	30,507,471	8,107,465
Net loss per ordinary shares
Basic	$(0.23)	$(0.28)	$(0.09)
Diluted	$(0.23)	$(0.28)	$(0.09)
Net loss per ordinary share from continuing operations
Basic	(0.00)	(0.03)	(0.10)
Diluted	(0.00)	(0.03)	(0.10)
Net (loss)/income per share from discontinued operations
Basic	(0.23)	(0.25)	0.01
Diluted	(0.23)	(0.25)	0.01
Net income per Series A-1 P referred S hares—Basic	$0.10	$0.12	$0.14
Net income per Series A-2 P referred S hares—Basic	$0.28	$0.30	$0.04
Net income per Series B P referred S hares—Basic	$0.07	$0.08	$0.09
Weighted average shares used in calculating net loss per ordinary shares
Basic
Continuing operations	303,886,640	303,886,640	1,001,754,524
Discontinued operations	303,886,640	303,886,640	1,001,754,524
Diluted
Continuing operations	303,886,640	303,886,640	1,001,754,524
Discontinued operations	303,886,640	303,886,640	1,043,473,265
Weighted average shares used in calculating net loss per
Series A-1 preferred shares	12,202,988	12,202,988	3,242,986
Series A-2 preferred shares	122,029,877	122,029,877	32,429,858
Series B preferred shares	30,507,471	30,507,471	8,107,465

Series A-1, Series A-2 and Series B Preferred Shares were excluded from the computation of diluted net loss per ordinary share for the years ended December 31, 2013, 2014 and 2015 because their effects were anti-dilutive.

For the years ended December 31, 2013, 2014 and 2015, 34,681,354, 39,249,022 and 59,943,440 ordinary shares resulting from the assumed exercise of share options were excluded as their effect was anti-dilutive for the continuing operations of the Group, respectively.

For the years ended December 31, 2013, 2014 and 2015, 34,681,354, 39,249,022 and 18,224,699 ordinary shares resulting from the assumed exercise of share options were excluded as their effect was anti-dilutive for the discontinued operations of the Group, respectively.